Goodwill and Intangibles (Tables)	12 Months Ended
Dec. 31, 2012
Goodwill Activity

Goodwill activity for 2012 and 2011 is as follows:

					December 31, 2012
(in millions)	Net Book Value at December 31, 2011	Additions	Impairment Charge	Foreign Exchange and Other Adjustments	Gross Carrying Amount	Accumulated Impairment Charges	Net Book Value
Goodwill
Outdoor Solutions	$687.7	$35.9	$—	$(0.5)	$741.6	$(18.5)	$723.1
Consumer Solutions	492.3	32.4	—	2.4	527.1	—	527.1
Branded Consumables	515.6	35.6	—	0.9	775.3	(223.2)	552.1
Process Solutions	21.5	0.2	—	—	21.7	—	21.7

	$1,717.1	$104.1	$—	$2.8	$2,065.7	$(241.7)	$1,824.0

					December 31, 2011
(in millions)	Net Book Value at December 31, 2010	Additions	Impairment Charge	Foreign Exchange and Other Adjustments	Gross Carrying Amount	Accumulated Impairment Charges	Net Book Value
Goodwill
Outdoor Solutions	$684.0	$3.6	$—	$0.1	$706.2	$(18.5)	$687.7
Consumer Solutions	492.6	—	—	(0.3)	492.3	—	492.3
Branded Consumables(a)	554.3	4.6	(41.9)	(1.4)	741.4	(225.8)	515.6
Process Solutions	21.5	—	—	—	21.5	—	21.5

	$1,752.4	$8.2	$(41.9)	$(1.6)	$1,961.4	$(244.3)	$1,717.1

(a)	In the fourth quarter of 2011, the Company’s annual impairment test, in connection with fourth quarter triggering events, resulted in a non-cash charge to reflect impairment of goodwill in the Company’s Branded Consumables segment. The impairment charge was recorded primarily within the United States Playing Cards business and was primarily due to a decrease in the fair value of forecasted cash flows, reflecting lower levels of revenues and margins in the business than originally forecast.

Intangibles Activity

Intangibles activity for 2012 and 2011 is as follows:

(in millions)	Gross Carrying Amount at December 31, 2011	Additions	Impairment Charge	Accumulated Amortization and Foreign Exchange	Net Book Value at December 31, 2012	Amortization Periods (years)
Intangibles
Patents	$7.5	$1.8	$—	$(2.9)	$6.4	12-30
Manufacturing process and expertise	42.1	2.1	—	(38.5)	5.7	3-7
Brand names	18.3	—	—	(5.9)	12.4	4-20
Customer relationships and distributor channels	253.6	54.2	—	(54.3)	253.5	10-35
Trademarks and tradenames	922.0	58.9	—	(2.2)	978.7	indefinite

	$1,243.5	$117.0	$—	$(103.8)	$1,256.7

(in millions)	Gross Carrying Amount at December 31, 2010	Additions	Impairment Charge	Accumulated Amortization and Foreign Exchange	Net Book Value at December 31, 2011	Amortization Periods (years)
Intangibles
Patents	$7.2	$0.3	$—	$(2.2)	$5.3	12-30
Non-compete agreements	3.7	—	—	(3.7)	—	1-5
Manufacturing process and expertise	42.1	—	—	(34.4)	7.7	3-7
Brand names	18.3	—	—	(3.8)	14.5	4-20
Customer relationships and distributor channels	253.6	—	—	(42.7)	210.9	10-35
Trademarks and tradenames	925.4	—	(1.5)	(5.8)	918.1	indefinite

	$1,250.3	$0.3	$(1.5)	$(92.6)	$1,156.5

Impairment of Intangible Assets by Reporting Segments

Impairment charges for 2011 and 2010 were allocated to the Company’s reporting segments as follows:

(in millions)	2011	2010
Impairment of intangibles
Outdoor Solutions	$—	$0.7
Consumer Solutions	—	0.7
Branded Consumables	1.5	1.0

	$1.5	$2.4

Estimated Future Amortization Expense Related to Amortizable Intangible Assets

The estimated future amortization expense related to amortizable intangible assets at December 31, 2012 is as follows:

Years Ending December 31,	Amount
(in millions)
2013	$19.8
2014	17.1
2015	16.6
2016	16.2
2017	15.6
Thereafter	192.7